NAME OF REGISTRANT:
TEMPLETON DEVELOPING MARKETS TRUST
File No. 811-06378
EXHIBIT ITEM: Copies of any material amendments to the
registrant's charter or by-laws
THIRD AMENDED AND RESTATED
BY-LAWS
OF
TEMPLETON DEVELOPING MARKETS TRUST
A DELAWARE STATUTORY TRUST
(Effective as of May 18, 2018)
These Amended and Restated By-Laws may contain any
 provision not inconsistent with applicable law or
 the Declaration of Trust, relating to the governance
of the Trust.  Unless otherwise specified in these By-Laws,
 capitalized terms used in these By-Laws shall have the
meanings assigned to them in the Declaration of Trust.
 Every Shareholder by virtue of having become a Shareholder
 shall be bound by these By-Laws.
ARTICLE I
DEFINITIONS
Section 1.	Whenever used herein the following terms shall
 have the following meanings:
(a)	"1940 ACT" shall mean the Investment Company Act of 1940
 and the rules and regulations thereunder, all as adopted or amended from time to time;
(b)	"BOARD OF TRUSTEES" OR "BOARD" shall mean the governing
 body of the Trust, that is comprised of the number of Trustees of the Trust fixed from time to time pursuant to Article IV of the Declaration of Trust, having the powers and duties set forth therein;
(c)	"BY-LAWS" shall mean these Amended and Restated By-Laws
of the Trust, as amended, restated or supplemented from time to time in accordance with Article VIII hereof.  These By-Laws may contain any provision not inconsistent with applicable law or the
 Declaration of Trust, relating to the governance of the Trust;
(d)	"CERTIFICATE OF TRUST" shall mean the certificate of trust
 of the Trust filed with the office of the Secretary of State of the State of Delaware as required under the DSTA to form the Trust, as such certificate shall be amended, restated or supplemented from time to time and filed with such office;
(e)	"CLASS" shall mean each class of Shares of the Trust or of a
 Series of the Trust established and designated
under and in accordance
 with the provisions of Article III of the Declaration of Trust;
(f)	"CODE" shall mean the Internal Revenue Code of 1986 and the
rules and regulations thereunder, all as adopted or amended from time to time;
(g)	"COMMISSION" shall have the meaning given that term in the 1940
 Act;
(h)	"DSTA" shall mean the Delaware Statutory Trust Act (12 Del.
 C. 3801, et seq.), as amended from time to time;
(i)	"DECLARATION OF TRUST" shall mean the Amended and Restated
Agreement and Declaration of Trust, as amended,
 restated or supplemented
 from time to time;
(j)	"INVESTMENT ADVISER" or "ADVISER" shall mean a Person, as
 defined below, furnishing services to the Trust pursuant to any investment advisory or investment management contract described in
 Article IV, Section 7(a) of the Declaration of Trust;
(k)	"PERSON" shall mean a natural person, partnership, limited
 partnership, limited liability company, trust, estate, association, corporation, organization, custodian, nominee or any other individual or entity in its own or any representative capacity, in each case, whether domestic or foreign, and a statutory trust or a foreign statutory or business trust;
(l)	"SERIES" shall mean each Series of Shares established and
designated under and in accordance with the provisions of Article
III of the Declaration of Trust;
(m)	"SHARES" shall mean the transferable shares of beneficial
 interest into which the beneficial interest in the Trust shall be divided from time to time, and shall include fractional and whole Shares;
(n)	"SHAREHOLDER" shall mean a record owner of Shares pursuant
 to these By-Laws;
(o)	"TRUST" shall mean Templeton Developing Markets Trust, the
Delaware statutory trust formed under the Original Declaration of
Trust, as amended, and by filing of the Certificate of Trust with the office of the Secretary of State of the State of Delaware, and
 governed by the Declaration of Trust;
(p)	"TRUSTEE" or "TRUSTEES" shall mean each Person who signs
 the Declaration of Trust as a trustee and all other Persons who may, from time to time, be duly elected or appointed, qualified and serving on the Board of Trustees in accordance with
 the provisions
 hereof and the Declaration of Trust, so long as such signatory or other Person continues in office in accordance with the terms hereof and the Declaration of Trust. Reference herein to a Trustee or the Trustees shall refer to such Person or Persons in such Person's or
Persons'capacity as a trustee or trustees hereunder and under the
 Declaration of Trust.
ARTICLE II
MEETINGS OF SHAREHOLDERS
Section 1.	PLACE OF MEETINGS.  Meetings of Shareholders shall be
 held at any place within or outside the State of Delaware designated by the Board. In the absence of any such designation by the Board, Shareholders'meetings shall be held at the offices of the Trust.
Section 2.	MEETINGS.  Any meeting of Shareholders may be called
 at any time by the Board, by the chairperson of the Board or by the president of the Trust for the purpose of taking action upon any matter deemed by the Board to be necessary or desirable.
 To the extent
 permitted by the 1940 Act, a meeting of the Shareholders
 for the purpose
 of electing Trustees may also be called by
the chairperson of the Board.
  There shall be no annual meetings of the Shareholders
 for the election
of Trustees or the transaction of any other business
 except as required by
the 1940 Act or other applicable federal law.  In the event
any annual
meeting of the Shareholders is to be held, it shall be held at the principal
 executive office of the Trust or as otherwise determined by the Board of Trustees. Special meetings of the Shareholders shall be held as provided herein or in the Declaration of
Trust or as otherwise required by the 1940 Act or other
applicable federal law. Except as required by federal law,
 including the 1940 Act, the Shareholders shall not be
 entitled to call, or to have the Secretary call, meetings
 of the Shareholders. To the extent required by federal law, including the 1940 Act, special meetings of the Shareholders shall be called by the Secretary upon the request of the
Shareholders owning Shares representing at least the percentage of the total combined votes of all Shares of the Trust issued and outstanding required by federal law, including the 1940
Act, provided that (a) such request shall state the purposes of such meeting and the matters proposed to be acted on, and
 (b) the Shareholders requesting such meeting shall have
paid to the Trust the reasonably estimated cost of preparing and mailing the notice thereof, which an authorized officer of the Trust shall determine and specify to such Shareholders.
 No meeting shall be called upon the request of Shareholders to consider any matter which is substantially the same as a
 matter voted upon at any meeting of the Shareholders held
during the preceding twelve (12) months, unless requested
 by the holders of a majority of all Shares entitled to be
 voted at such meeting.
Section 3.	NOTICE OF SHAREHOLDERS'MEETING.  Notice of
any meeting of Shareholders shall be given to each Shareholder entitled to vote at such meeting in accordance with Section
 4 of this Article II not less than ten (10) nor more than
one hundred and twenty (120) days before the date of the
meeting.  The notice shall specify (i) the place, date
and hour of the meeting, and (ii) the general nature of
 the business to be transacted and to the extent required
 by the 1940 Act, the purpose or purposes thereof.
Section 4.	MANNER OF GIVING NOTICE.  Notice of any
 meeting of Shareholders shall be given either personally
 or by United States mail, courier, cablegram, telegram,
facsimile or electronic mail, or other form of communication permitted by then current law, charges prepaid, addressed
 to the Shareholder or to the group of Shareholders at the
 same address as may be permitted pursuant to applicable
laws, or as Shareholders may otherwise consent, at the
address of that Shareholder appearing on the books of
the Trust or its transfer or other duly authorized agent
 or provided in writing by the Shareholder to the Trust
for the purpose of notice.  Notice shall be deemed to be
 given when delivered personally, deposited in the United
 States mail or with a courier, or sent by cablegram,
 telegram, facsimile or electronic mail.  If no address
 of a Shareholder appears on the Trust's books or has been
 provided in writing by a Shareholder, notice shall be deemed to have been duly given without a mailing, or substantial
 equivalent thereof, if such notice shall be available to
 the Shareholder on written demand of the Shareholder at
 the offices of the Trust.
If any notice addressed to a Shareholder at the address
of that Shareholder appearing on the books of the Trust
or that has been provided in writing by that Shareholder
 to the Trust for the purpose of notice, is returned to
 the Trust marked to indicate that the notice to the
Shareholder cannot be delivered at that address, all
 future notices or reports shall be deemed to have been
 duly given without further mailing, or substantial
equivalent thereof, if such notices shall be available
 to the Shareholder on written demand of the Shareholder
 at the offices of the Trust. In the absence of fraud,
any irregularities in the notice of any meeting or the
nonreceipt of any such notice by any of the Shareholders
 shall not invalidate any action otherwise properly taken
 at any such meeting.
Section 5.	POSTPONED AND ADJOURNED MEETING; NOTICE.
  Prior to the date upon which any meeting of Shareholders
 is to be held, the Board of Trustees may postpone such
meeting one or more times for any reason by giving notice
 to each Shareholder entitled to vote at the meeting so
postponed of the place, date and hour at which such meeting
 will be held.  Such notice shall be given not fewer than
 two (2) days before the date of such meeting and otherwise
 in accordance with this Article II.  Any Shareholders'
meeting, whether or not a quorum is present, may be adjourned from time to time for any reason whatsoever by vote of the
 holders of Shares entitled to vote holding not less than a
majority of the Shares present in person or by proxy at the
meeting, or by the chairperson of the Board, the president
of the Trust, in the absence of the chairperson of the Board, or any vice president or other authorized officer of the
Trust, in the absence of the president.  Any adjournment may be made with respect to any business which might have been
 transacted at such meeting and any adjournment will not
 delay or otherwise affect the effectiveness and validity of any business transacted at the Shareholders'meeting prior
 to adjournment.
When any Shareholders'meeting is adjourned to another time
 or place, written notice need not be given of the adjourned meeting if the time and place thereof are announced at the
 meeting at which the adjournment is taken, unless after
the adjournment, a new record date is fixed for the adjourned meeting, or unless the adjournment is for more than one
hundred and eighty (180) days from the record date set for
 the original meeting, in which case, the Board of Trustees
 shall set a new record date as provided in Article V of
 the Declaration of Trust and give written notice to each
 Shareholder of record entitled to vote at the adjourned
 meeting in accordance with the provisions of Sections 3
 and 4 of this Article II.  At any postponed or adjourned
 meeting, any business may be transacted that might have
 been transacted at the original meeting.
Section 6.	VOTING.
(a)	The Shareholders entitled to vote at any meeting
 of Shareholders and the Shareholder vote required to take
 action shall be determined in accordance with the provisions of the Declaration of Trust.  Unless determined by the
inspector of the meeting to be advisable, the vote on any
question need not be by written ballot.
(b)	Unless otherwise determined by the Board at the
 time it approves an action to be submitted to the
Shareholders for approval, Shareholder approval of an
 action shall remain in effect until such time as the
 approved action is implemented or the Shareholders
vote to the contrary.  Notwithstanding the foregoing,
 an agreement of merger, consolidation, conversion or
 reorganization may be terminated or amended
notwithstanding prior approval if so authorized by such
 agreement of merger, consolidation, conversion or
reorganization pursuant to Section 3815 of the DSTA
 and/or pursuant to the Declaration of Trust, these
By-Laws and Section 3806 of the DSTA.
Section 7.	WAIVER OF NOTICE BY CONSENT OF ABSENT
SHAREHOLDERS.  Attendance by a Shareholder, in person
or by proxy, at a meeting shall constitute a waiver of
 notice of that meeting with respect to that Shareholder,
 except when the Shareholder attends the meeting for the
express purpose of objecting, at the beginning of the
meeting, to the transaction of any business because the
 meeting is not lawfully called or convened.  Whenever
 notice of a Shareholders'meeting is required to be given
to a Shareholder under the Declaration of Trust or these By-Laws, a written waiver thereof, executed before or after the time notice is required to be given, by such Shareholder or his
 or her attorney thereunto authorized, shall be deemed
 equivalent to such notice.  The waiver of notice need
not specify the purpose of, or the business to be
transacted at, the meeting.
Section 8.	PROXIES.  Every Shareholder entitled
 to vote for Trustees or on any other matter that may
 properly come before the meeting shall have the right
 to do so either in person or by one or more agents
authorized by a written proxy executed by the Shareholder
 and filed with the secretary of the Trust before being
 voted; provided, that an alternative to the execution
of a written proxy may be permitted as described in the
 next paragraph of this Section 8.  A proxy shall be
 deemed executed if the Shareholder's name is placed
on the proxy (whether by manual signature, typewriting,
 telegraphic or electronic transmission (as defined in
 Section 3806 of the DSTA) or otherwise) by the
Shareholder or the Shareholder's attorney-in-fact.
 A valid proxy that does not state that it is irrevocable
 shall continue in full force and effect unless (i)
 revoked by the person executing it before the vote
 pursuant to that proxy is taken (a) by a writing
delivered to the Trust stating that the proxy is
 revoked, (b) by a subsequent proxy executed by
such person, (c) attendance at the meeting and
voting in person by the person executing that proxy,
 or (d) revocation by such person using any electronic,
 telephonic, computerized or other alternative means
 authorized by the Trustees for authorizing the proxy
to act; or (ii) written notice of the death or incapacity
 of the maker of that proxy is received by the Trust before
 the vote pursuant to that proxy is counted; provided,
 however, that no proxy shall be valid after the expiration
 of eleven (11) months from the date of the proxy unless
 otherwise expressly provided in the proxy.  The revocability of a proxy that states on its face that it is irrevocable
 shall be governed by the provisions of the General
Corporation Law of the State of Delaware. Unless revoked,
 any proxy given in connection with a postponed or
adjourned meeting for which a new record date is fixed
 shall continue to be valid so long as the Shareholder
 giving such proxy is a Shareholder of record on such
 new such record date.
With respect to any Shareholders'meeting, the Board,
 or, in case the Board does not act, the president,
any vice president or the secretary, may permit proxies
 by electronic transmission (as defined in Section 3806
 of the DSTA), telephonic, computerized, telecommunications
 or other reasonable alternative to the execution of a
written instrument authorizing the holder of the proxy
to act.  A proxy with respect to Shares held in the name
 of two or more Persons shall be valid if executed, or
a permitted alternative to execution is used, by any one
 of them unless, at or prior to the exercise of the proxy,
 the secretary of the Trust receives a specific written
notice to the contrary from any one of them.  A proxy
 purporting to be by or on behalf of a Shareholder shall
 be deemed valid unless challenged at or prior to its
exercise and the burden of proving invalidity shall rest
 with the challenger.  Unless otherwise specifically
limited by their terms, proxies shall entitle the Shareholder to vote at any adjournment or postponement of a Shareholder meeting.
Subject to the provisions of the DSTA, the Declaration of
Trust or these By-Laws, the General Corporation Law of the
 State of Delaware relating to proxies, and judicial
interpretations thereunder, shall govern all matters
concerning the giving, voting or validity of proxies,
 as if the Trust were a Delaware corporation and the
Shareholders were stockholders of a Delaware corporation.
Section 9.	INSPECTORS.  Before any meeting of Shareholders,
 the chairperson of the Board, or in the absence of the chairperson of the Board, the president of the Trust, or in the absence of the president, any vice president or other authorized officer of the Trust, may appoint any person other than nominees for office to act as inspector at the meeting or any adjournment.
  If any person appointed as inspector fails to appear or
fails or refuses to act, the chairperson of the Board, or
in the absence of the chairperson of the Board, the president of the Trust, or in the absence of the president, any vice
 president or other authorized officer of the Trust, shall
appoint a person to fill the vacancy.  Such appointments may be made by such officers in person or by telephone.
The inspector shall:
(a)	determine the number of Shares and the voting power
 of each, the Shares represented at the meeting, the existence of a quorum and the authenticity, validity and effect of proxies;
(b)	receive votes or ballots;
(c)	hear and determine all challenges and questions in
any way arising in connection with the right to vote;
(d)	count and tabulate all votes;
(e)	determine when the polls shall close;
(f)	determine the result of voting; and
(g)	do any other acts that may be proper to conduct the
 election or vote with fairness to all Shareholders.
ARTICLE III
TRUSTEES
Section 1.	VACANCIES.
(a)	Whenever a vacancy in the Board shall occur (by reason
 of death, resignation, removal, retirement, an increase in the authorized number of Trustees or other cause), until such vacancy is filled as provided herein or the number of authorized
Trustees constituting the Board of Trustees is decreased pursuant to Article IV, Section 1 of the Declaration of Trust, the
Trustee(s) then in office, regardless of the number and even if less than a quorum, shall have all the powers granted to the Board and shall discharge all the duties imposed upon
the Board by the Declaration of Trust and these By-Laws as
though such number constitutes the entire Board.
(b)	Vacancies in the Board of Trustees may be filled by
 not less than a majority vote of the Trustee(s) then in
office, regardless of the number and even if less than a
quorum and a meeting of Shareholders shall be called for
the purpose of electing Trustees if required by the 1940 Act.
  Notwithstanding the above, whenever and for so long as the
Trust is a participant in or otherwise has in effect a plan
under which the Trust may be deemed to bear expenses of
 distributing its Shares as that practice is described in
 Rule 12b-1 under the 1940 Act, then the selection and
nomination of each of the Trustees who is not an
"interested person" (as that term is defined in the 1940 Act )
 of the Trust, any Adviser or the principal underwriter of the
 Trust (such Trustees are referred to herein as "disinterested Trustees"), shall be, and is, committed to the discretion of the disinterested Trustees remaining in office.  In the
 event that all Trustee offices become vacant, an authorized officer of the Investment Adviser shall serve as the sole
 remaining Trustee effective upon the vacancy in the office
 of the last Trustee.  In such case, an authorized officer
 of the Investment Adviser, as the sole remaining Trustee,
shall, as soon as practicable, fill all of the vacancies on
 the Board; provided, however, that the percentage of
Trustees who are disinterested Trustees shall be no less
than that permitted by the 1940 Act.  Upon the qualification of such Trustees, the authorized officer of the Investment
Adviser shall resign as Trustee and a meeting of the Shareholders shall be called, as required by the 1940 Act, for the election of Trustees.  An appointment of a Trustee may be made by the
Trustees then in office in anticipation of a vacancy to occur by reason of retirement, resignation, or removal of a Trustee, or an increase in number of Trustees effective at a later date, provided that said appointment shall become effective only at the time or after the expected vacancy occurs.
Section 2.	PLACE OF MEETINGS AND MEETINGS BY TELEPHONE;
PROXIES.  All meetings of the Board may be held at any place within or outside the State of Delaware that is designated
from time to time by the Board, the chairperson of the Board, or in the absence of the chairperson of the Board, the
president of the Trust, or in the absence of the president,
any vice president or other authorized officer of the Trust.
  In the absence of such a designation, regular meetings
shall be held at the offices of the Trust.  Any meeting,
 regular or special, may be held, with respect to one or
 more participating Trustees, by conference telephone or
similar communication equipment, so long as all Trustees
 participating in the meeting can hear one another, and
all such Trustees shall be deemed to be present in person
at such meeting.  At all meetings of the Trustees, every
 Trustee shall be entitled to vote by proxy, provided that
 such proxy shall, before or after such meeting, be delivered to the secretary or other person responsible for recording
the proceedings of such meeting.  To the extent permitted by the 1940 Act, a Trustee may provide any proxy through written, electronic, telephonic, computerized, facsimile, telecommunications, telex or by any other form of communication.
Section 3.	REGULAR MEETINGS.  Regular meetings of the Board
shall be held at such time and place as shall from time to time be fixed by the Board, the chairperson of the Board, or in the absence of the chairperson of the Board, the president of the
 Trust, or in the absence of the president, any vice president or other authorized officer of the Trust.  Regular meetings may be held without notice.
Section 4.	SPECIAL MEETINGS.  Special meetings of the Board
for any purpose or purposes may be called at any time by any Trustee, the chairperson of the Board, or in the absence of the chairperson of the Board, the president of the Trust, or in the absence of the president, any vice president or other authorized officer of the Trust.
Notice of the purpose, time and place of special meetings (or of the time and place for each regular meeting for which
notice is given) shall be given personally, sent by first-class mail, courier, cablegram or telegram, charges prepaid,
or by facsimile or electronic mail, addressed to each
 Trustee at that Trustee's address as has been provided
to the Trust for purposes of notice; PROVIDED, that, in
 case of a national, regional or local emergency or
 disaster, which prevents such notice, such notice may
 be given by any means available or need not be given
if no means are available.  In case the notice is mailed,
 it shall be deemed to be duly given if deposited in the
 United States mail at least seven (7) days before the
 time the meeting is to be held.  In case the notice is
 given personally or is given by courier, cablegram,
 telegram, facsimile or electronic mail, it shall be
 deemed to be duly given if delivered at least
twenty-four (24) hours before the time of the holding
 of the meeting.  The notice need not specify the place
 of the meeting if the meeting is to be held at the
 offices of the Trust.
Section 5.	WAIVER OF NOTICE.  Whenever notice
is required to be given to a Trustee under this Article,
 a written waiver of notice signed by the Trustee, whether
 before or after the time notice is required to be given,
 shall be deemed equivalent to notice.  The waiver of
notice need not specify the purpose of, or the business
to be transacted at, the meeting.  All such waivers shall
 be filed with the records of the Trust or made a part of
 the minutes of the meeting.  Attendance of a Trustee at
a meeting shall constitute a waiver of notice of such
 meeting, except when the Trustee attends the meeting for
 the express purpose of objecting at the beginning of the
 meeting to the transaction of any business because the
meeting is not lawfully called or convened.
Section 6.	ADJOURNMENT.  A majority of the Trustees
 present at a meeting of the Board, whether or not a
quorum is present, may adjourn such meeting to another
 time and place.  Any adjournment will not delay or
otherwise affect the effectiveness and validity of any
 business transacted at the meeting prior to adjournment.
  At any adjourned meeting at which a quorum is present,
 any business may be transacted which might have been
transacted at the meeting as originally called.
Section 7.	NOTICE OF ADJOURNMENT.  Notice of the
time and place of an adjourned meeting need not be given
 if the time and place thereof are announced at the
 meeting at which the adjournment is taken.  If the
adjournment is for more than thirty (30) days after
the date of the original meeting, notice of the
adjourned meeting shall be given to each Trustee.
Section 8.	COMPENSATION OF TRUSTEES.  Trustees
 may receive from the Trust reasonable compensation
 for their services and reimbursement of reasonable
expenses as may be determined by the Board.  This
 Section 8 shall not be construed to preclude any
 Trustee from serving the Trust in any other capacity
 as an officer, agent, employee, or otherwise and
receiving compensation and reimbursement of expenses
 for those services.
Section 9.	CHAIRPERSON OF THE BOARD.  The Board
 of Trustees may elect a Chairperson for the purpose
 of presiding at meetings of the Board of Trustees
(the "Chairperson").  The Chairperson shall exercise
and perform such other powers and duties as may be
from time to time assigned to the Chairperson by the
Board of Trustees or prescribed by these By-Laws.
 The Chairperson may delegate their powers and duties
 to the trustees or officers of the Trust that the
Chairperson deems appropriate, provided that such
delegation is consistent with applicable legal and
regulatory requirements.
ARTICLE IV
COMMITTEES
Section 1.	COMMITTEES OF TRUSTEES.  The Board may,
 by majority vote, designate one or more committees of
 the Board, each consisting of two (2) or more Trustees
 (or one (1) Trustee in the case of a committee formed
to consider a Shareholder demand pursuant to Article VII,
 Section 4 of the Declaration of Trust), to serve at the
pleasure of the Board.  The Board may, by majority vote,
designate one or more Trustees as alternate members of any
 such committee who may replace any absent member at any
 meeting of the committee.  Any such committee, to the extent provided by the Board, shall have such authority as delegated to it by the Board from time to time, except with respect to:
(a)	the approval of any action which under the Declaration
 of Trust, these By-Laws or applicable law also requires
 Shareholder approval or requires approval by a majority
of the entire Board or certain members of the Board;
(b)	the filling of vacancies on the Board or on any
committee thereof; provided however, that such committee
 may nominate Trustees to fill such vacancies, subject
to the Trust's compliance with the 1940 Act and the
rules thereunder;
(c)	the amendment, restatement or repeal of the
 Declaration of Trust or these By-Laws or the adoption
 of a new Declaration of Trust or new By-Laws;
(d)	the amendment or repeal of any resolution of
 the Board; or
(e)	the designation of any other committee of the
 Board or the members of such committee.
Section 2.	MEETINGS AND ACTION OF BOARD COMMITTEES.
  Meetings and actions of any committee of the Board shall,
 to the extent applicable, be held and taken in the manner
provided in Article IV of the Declaration of Trust and
Article III of these By-Laws, with such changes in the
 context thereof as are necessary to substitute the
committee and its members for the Board and its members,
 except that the time of regular meetings of any
committee may be determined either by the Board or
by the committee.  Special meetings of any committee
may also be called by resolution of the Board or such
 committee, and notice of special meetings of any
committee shall also be given to all alternate members
 who shall have the right to attend all meetings of the
 committee.  The Board may from time to time adopt other
 rules for the governance of any committee.
Section 3.	ADVISORY COMMITTEES.  The Board may appoint
 one or more advisory committees comprised of such number of individuals appointed by the Board who may meet at such
 time, place and upon such notice, if any, as determined
by the Board.  Such advisory committees shall have no power
 to require the Trust to take any specific action.
ARTICLE V
OFFICERS
Section 1.	OFFICERS.  The officers of the Trust shall be
a Chief Executive Officer - Investment Management, a Chief
 Executive Officer - Finance and Administration, a President,
 a Secretary, a Chief Financial Officer and Chief Accounting
 Officer, and a Treasurer.  The Trust may also have, at the
 discretion of the Board, one or more vice presidents, one
 or more assistant vice presidents, one or more assistant
secretaries, one or more assistant treasurers, and such
other officers, who shall have such authority and perform
 such duties as are provided in the Declaration of Trust,
 these By-Laws or as the Board, or to the extent permitted
 by the Board, as the president, may from time to time
determine.  Any number of offices may be held by the
same person, except the offices of president and vice
 president.
Section 2.	APPOINTMENT OF OFFICERS.  The officers
 of the Trust shall be appointed by the Board, or to
the extent permitted by the Board, by the president,
and each shall serve at the pleasure of the Board, or
 to the extent permitted by the Board, at the pleasure
 of the president, subject to the rights, if any, of an
officer under any contract of employment.
Section 3.	REMOVAL AND RESIGNATION OF OFFICERS.
 Subject to the rights, if any, of an officer under any
 contract of employment, any officer may be removed,
either with or without cause, by the Board or, to the
 extent permitted by the Board, by the president.
Any officer may resign at any time by giving written
notice to the Trust.  Such resignation shall take effect
 upon receipt unless specified to be effective at some
later time and unless otherwise specified in such notice,
 the acceptance of the resignation shall not be necessary
 to make it effective.  Any resignation is without prejudice to the rights, if any, of the Trust under any contract to
which the officer is a party.
Section 4.	VACANCIES IN OFFICES.  A vacancy in any
office because of death, resignation, removal, incapacity
or other cause shall be filled in the manner prescribed in
 these By-Laws for regular appointment to that office.
Section 5.	PRESIDENT.  Subject to such supervisory powers,
 if any, as may be given by the Board of Trustees to the
chairperson of the board, if there be such an officer, the
 president shall, subject to the control of the Board of
Trustees, have general supervision, direction and control
of the business and the officers of the Trust.
Section 6.	VICE PRESIDENTS.  In the absence, resignation,
 removal, incapacity or death  of the president, the vice
 presidents, if any, in order of their rank as fixed by the
Board or if not ranked, a vice president designated by the
Board, shall exercise all the powers and perform all the duties of, and be subject to all the restrictions upon, the president until the president's return, his incapacity ceases or a new president is appointed.  Each vice president shall have such other powers and perform such other duties as from time to
 time may be prescribed by the Board or the president, or as provided in the Declaration of Trust or these By-Laws.
Section 7.	SECRETARY.  The secretary shall keep or
cause to be kept at the offices of the Trust or such other
 place as the Board may direct a book of minutes of all
meetings and actions (including consents) of the Board,
committees of the Board and Shareholders.  The secretary
shall keep a record of the time and place of such meetings,
 whether regular or special, and if special, how authorized, the notice given, the names of those present at Board meetings or committee meetings, the number of Shares present or
 represented by proxy at Shareholders'meetings, and the
proceedings.
The secretary shall cause to be kept at the offices of the
 Trust or at the office of the Trust's transfer or other
duly authorized agent, a share register or a duplicate share register showing the names of all Shareholders and their
addresses, the number, Series and Classes (if applicable) of
 Shares held by each, the number and date of certificates,
if any, issued for such Shares and the number and date of
cancellation of every certificate surrendered for cancellation.
The secretary shall give or cause to be given notice of all
meetings of the Shareholders and of the Board required by the
Declaration of Trust, these By-Laws or by applicable law to be given and shall have such other powers and perform such other duties as may be prescribed by the Board or the president of the Trust, or as provided in the Declaration of Trust or
 these By-Laws.
Section 8.	TREASURER.  The Treasurer shall be responsible
for the general supervision over the care and custody of the funds, securities, and other valuable effects of the Trust
and shall deposit the same or cause the same to be deposited in the name of the Trust in such depositories as the Board of
 Trustees may designate; shall disburse the funds of the Trust as may be ordered by the Board of Trustees; shall have
supervision over the accounts of all receipts and disbursements of the Trust; disburse the funds of the Trust; shall have the power and authority to perform the duties usually incident of his office and those duties as may be assigned to him from time to time by the Board or by the Chief Financial Officer and
Chief Accounting Officer; and shall render to the Chief Financial
 Officer and Chief Accounting Officer and the Board, whenever they request it, an account of all of his transactions as Treasurer.
Section 9.	CHIEF EXECUTIVE OFFICER - INVESTMENT MANAGEMENT.
  The Chief Executive Officer - Investment Management shall be the principal executive officer with respect to the portfolio investments of the Trust, and shall have such other powers and duties as may be prescribed by the Board of Trustees or these
By-Laws.
Section 10.	CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION.
  The Chief Executive Officer - Finance and Administration shall be the principal executive officer with respect to the financial accounting and administration of the Trust, and shall have such other powers and duties as may be prescribed by the Board of
 Trustees or these By-Laws.
Section 11.	CHIEF FINANCIAL OFFICER AND CHIEF ACCOUNTING OFFICER.
  The Chief Financial Officer and Chief Accounting Officer shall, whenever required by the Board of Trustees, render or cause to be rendered financial statements of the Trust; supervise the investment of its funds as ordered or authorized by the Board, taking proper vouchers therefor; provide assistance to the Audit Committee of the Board and report to such Committee as necessary; be designated as principal accounting officer/principal financial officer for purposes of ss. 32 of the 1940 Act, ss. 302 of the Sarbanes
Oxley Act of 2002 and ss. 6 of the Securities Act of 1933;
shall keep and maintain or cause to be kept and maintained
adequate and correct books and records of accounts of the
properties and business transactions of the Trust (and every series and class thereof), including accounts of assets,
liabilities, receipts, disbursements, gains, losses, capital retained earnings and shares; shall have the power and authority to perform the duties usually incident of his office and those duties as may be assigned to him from time to time by the Board;
 and shall render to the Chief Executive Officer -Finance and Administration and the Board, whenever they request it, an account of all of his transactions as Chief Financial Officer and Chief Accounting Officer and of the financial condition of the Trust.
ARTICLE VI
RECORDS AND REPORTS
Section 1.	MAINTENANCE AND INSPECTION OF SHARE REGISTER.
  The Trust shall keep at its offices or at the office of its transfer or other duly authorized agent, records of its
Shareholders, that provide the names and addresses of all
Shareholders and the number, Series and Classes, if any, of
 Shares held by each Shareholder.  Such records may be inspected during the Trust's regular business hours by any Shareholder, or its duly authorized representative, upon reasonable written demand to the Trust, for any purpose reasonably related to such Shareholder's interest as a Shareholder.
Section 2.	MAINTENANCE AND INSPECTION OF DECLARATION OF
TRUST AND BY-LAWS.  The Trust shall keep at its offices the
 original or a copy of the Declaration of Trust and these By-Laws, as amended or restated from time to time, where they may be inspected during the Trust's regular business hours by any
Shareholder, or its duly authorized representative, upon
reasonable written demand to the Trust, for any purpose
reasonably related to such Shareholder's interest as a
Shareholder.
Section 3.	MAINTENANCE AND INSPECTION OF OTHER RECORDS.
  The accounting books and records and minutes of proceedings of the Shareholders, the Board, any committee of the Board or any advisory committee shall be kept at such place or places designated by the Board or, in the absence of such designation, at the offices of the Trust.  The minutes shall be kept in written form and the accounting books and records shall be kept either in written form or in any other form capable of being converted into written form.
If information is requested by a Shareholder, the Board, or, in case the Board does not act, the president, any vice president or the secretary, shall establish reasonable standards governing, without limitation, the information and documents to be furnished and the time and the location, if appropriate, of furnishing such information and documents. Costs of providing such information and documents shall be borne by the requesting Shareholder.  The
Trust shall be entitled to reimbursement for its direct,
out-of-pocket expenses incurred in declining unreasonable
 requests (in whole or in part) for information or documents.
The Board, or, in case the Board does not act, the president, any vice president or the secretary, may keep confidential
from Shareholders for such period of time as the Board or such officer, as applicable, deems reasonable any information that the Board or such officer, as applicable, reasonably believes to be in the nature of trade secrets or other information that the Board or such officer, as the case may be, in good faith believes would not be in the best interests of the Trust to disclose or that could damage the Trust or its business or
that the Trust is required by law or by agreement with a third party to keep confidential.
Section 4.	INSPECTION BY TRUSTEES.  Every Trustee shall
have the absolute right during the Trust's regular business
hours to inspect all books, records, and documents of every
kind and the physical properties of the Trust.  This inspection by a Trustee may be made in person or by an agent or attorney and the right of inspection includes the right to copy and make extracts of documents.
ARTICLE VII
GENERAL MATTERS
Section 1.	CHECKS, DRAFTS, EVIDENCE OF INDEBTEDNESS.
 All checks, drafts, or other orders for payment of money,
 notes or other evidences of indebtedness issued in the name of or payable to the Trust shall be signed or endorsed by such person or persons and in such manner as the Board from time to time shall determine.
Section 2.	CONTRACTS AND INSTRUMENTS; HOW EXECUTED.  The
 Board, except as otherwise provided in the Declaration of
Trust and these By-Laws, may authorize any officer or officers or agent or agents, to enter into any contract or execute any instrument in the name of and on behalf of the Trust or any
Series thereof and this authority may be general or confined to specific instances.
Section 3.	CERTIFICATES FOR SHARES.  No certificate or
certificates for Shares shall be issued to Shareholders and
no Shareholder shall have the right to demand or require that a certificate for Shares be issued to it.  The Trust shall
 adopt and use a system of issuance, recordation and transfer of its shares by electronic or other means.
Section 4.	LOST CERTIFICATES.  No new certificate for
Shares shall be issued to replace an old certificate that
 is surrendered to the Trust for cancellation.  In case any
 Share certificate or certificate for any other security is
 lost, stolen, or destroyed, such certificate shall be cancelled and the ownership of an uncertificated Share shall be recorded upon the books of the Trust, on such terms and conditions as the Board may require, including a provision for indemnification of the Board and the Trust secured by a bond or other adequate security sufficient to protect the Trust and the Board against any claim that may be made against either, including any expense or liability on account of the alleged loss, theft, or destruction of the certificate.
Section 5.	REPRESENTATION OF SHARES OF OTHER ENTITIES HELD BY TRUST.
  The Trust's president or any vice president or any other person authorized by the Board or by any of the foregoing designated officers, is authorized to vote or represent on behalf of the
Trust, or any Series thereof, any and all shares of any corporation, partnership, trust, or other entity, foreign or domestic, standing in the name of the Trust or such Series thereof.  The authority granted may be exercised in person or by a proxy duly executed by such authorized person.
Section 6.	TRANSFERS OF SHARES.  Shares are transferable, if
 authorized by the Declaration of Trust, only on the record books of the Trust by the Person in whose name such Shares are registered, or by his or her duly authorized attorney-in-fact or representative.
  Upon receipt of proper transfer instructions from the registered owner of certificated Shares, and upon the surrender for cancellation of such certificates representing the number of Shares to be transferred with an assignment and power of transfer endorsed thereon or attached thereto, duly executed, with such proof
 of the authenticity
 of the signature as the Trust or its agents may reasonably require, the Trust shall cancel the old certificate and record the transaction and ownership of uncertificated Shares upon the books of the Trust.
 Upon receipt of proper transfer instructions from the registered owner of uncertificated Shares, such uncertificated Shares
shall be transferred on the record books to the Person
 entitled thereto.  The Trust, its transfer agent or other
 duly authorized agents may refuse any requested transfer
of Shares, or request additional evidence of authority to
safeguard the assets or interests of the Trust or of its
Shareholders, in  their sole discretion.  In all cases of
transfer by an attorney-in-fact, the original power of
attorney, or an official copy thereof duly certified, shall
 be deposited and remain with the Trust, its transfer agent
 or other duly authorized agent.  In case of transfers by
 executors, administrators, guardians or other legal
representatives, duly authenticated evidence of their authority shall be presented to the Trust, its transfer agent or other duly authorized agent, and may be required to be deposited and remain with the Trust, its transfer agent or other duly
authorized agent.
Section 7.	HOLDERS OF RECORD.  The record books of the
 Trust as kept by the Trust, its transfer agent or other
duly authorized agent, as the case may be, shall be conclusive as to the identity of the Shareholders of the Trust and as to the number, Series and Classes, if any, of Shares held from time to time by each such Shareholder.  The Trust shall be
entitled to treat the holder of record of any Share as the
owner thereof and, accordingly, shall not be bound to recognize any equitable or other claim to or interest in such Share on the part of any other Person, whether or not the Trust shall have express or other notice thereof.
Section 8.	FISCAL YEAR.  The fiscal year of the Trust,
 and each Series thereof, shall be determined by the Board.
Section 9.	HEADINGS; REFERENCES.  Headings are placed
herein for convenience of reference only and shall not be
taken as a part hereof or control or affect the meaning,
construction or effect of this instrument.  Whenever the
singular number is used herein, the same shall include the
plural; and the neuter, masculine and feminine genders shall include each other, as applicable.  Any references herein to specific sections of the DSTA, the Code or the 1940 Act shall refer to such sections as amended from time to time or any
successor sections thereof.
Section 10.	PROVISIONS IN CONFLICT WITH LAW OR REGULATIONS.
(a)	The provisions of these By-Laws are severable, and
if the Board of Trustees shall determine, with the advice of counsel, that any of such provisions is in conflict with the
 Declaration of Trust, the 1940 Act, the Code, the DSTA,
or with other applicable laws and regulations, the conflicting provision shall be deemed not to have constituted a part of these By-Laws from the time when such provisions became
inconsistent with such laws or regulations; provided, however, that such determination shall not affect any of the remaining provisions of these By-Laws or render invalid or improper
any action taken or omitted prior to such determination.
(b)	If any provision of these By-Laws shall be held
invalid or unenforceable in any jurisdiction, such invalidity or unenforceability shall attach only to such provision in
such jurisdiction and shall not in any manner affect such
provision in any other jurisdiction or any other provision
 of these By-Laws in any jurisdiction.
ARTICLE VIII
AMENDMENTS
Section 1.	AMENDMENT BY SHAREHOLDERS.  These By-Laws
 may be amended, restated or repealed or new By-Laws may be
 adopted by the affirmative vote of a majority of votes
cast at a Shareholders'meeting called for that purpose
and where a quorum of Shareholders of the Trust is present.
Section 2.	AMENDMENT BY TRUSTEES.  These By-Laws may
also be amended, restated or repealed or new By-Laws may
be adopted by the Board, by a vote of the Board as set
forth in Article IV, Section 3(c) of the Declaration of
Trust.
Section 3.	OTHER AMENDMENT.  Subject to the 1940 Act,
 these By-Laws may also be amended pursuant to Article VIII,
 Section 2(a) of the Declaration of Trust and Section 3815(f) of the DSTA.

Original By-Laws adopted:  as of May 7, 2002
Amended and Restated By-Laws adopted:  as of October 11, 2002
Second Amended and Restated By-Laws adopted: as of October 18, 2006 Third Amended and Restated By-Laws adopted: as of May 18, 2018